REAL ESTATE INVESTMENTS - Property Acquisitions (FY) (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Real Estate [Line Items]
Payments to acquire real estate	$ 176,660,507
Land
Real Estate [Line Items]
Payments to acquire real estate	45,649,596
Land | Chevron Gas Station, San Jose
Real Estate [Line Items]
Payments to acquire real estate	3,787,021
Land | Levins
Real Estate [Line Items]
Payments to acquire real estate	1,404,863
Land | Chevron Gas Station, Roseville
Real Estate [Line Items]
Payments to acquire real estate	2,636,663
Land | Island Pacific Supermarket
Real Estate [Line Items]
Payments to acquire real estate	676,981
Land | Dollar General, Bakersfield
Real Estate [Line Items]
Payments to acquire real estate	1,099,458
Land | Rite Aid
Real Estate [Line Items]
Payments to acquire real estate	3,939,724
Land | PMI Preclinical
Real Estate [Line Items]
Payments to acquire real estate	4,774,497
Land | EcoThrift
Real Estate [Line Items]
Payments to acquire real estate	2,300,717
Land | GSA (MSHA)
Real Estate [Line Items]
Payments to acquire real estate	399,062
Land | PreK San Antonio
Real Estate [Line Items]
Payments to acquire real estate	963,044
Land | Dollar Tree
Real Estate [Line Items]
Payments to acquire real estate	159,829
Land | Dinan Cars
Real Estate [Line Items]
Payments to acquire real estate	2,453,420
Land | Solar Turbines
Real Estate [Line Items]
Payments to acquire real estate	2,483,960
Land | Wood Group
Real Estate [Line Items]
Payments to acquire real estate	3,461,256
Land | ITW Rippey
Real Estate [Line Items]
Payments to acquire real estate	787,945
Land | Dollar General, Big Spring
Real Estate [Line Items]
Payments to acquire real estate	103,838
Land | Gap
Real Estate [Line Items]
Payments to acquire real estate	2,076,754
Land | L-3 Communications
Real Estate [Line Items]
Payments to acquire real estate	3,552,878
Land | Sutter Health
Real Estate [Line Items]
Payments to acquire real estate	2,443,240
Land | Walgreens
Real Estate [Line Items]
Payments to acquire real estate	1,832,430
Land | Acquisitions, Excluding Taylor Fresh Foods
Real Estate [Line Items]
Payments to acquire real estate	41,337,580
Land | Taylor Fresh Foods
Real Estate [Line Items]
Payments to acquire real estate	4,312,016
Buildings and Improvements
Real Estate [Line Items]
Payments to acquire real estate	133,340,311
Buildings and Improvements | Chevron Gas Station, San Jose
Real Estate [Line Items]
Payments to acquire real estate	267,738
Buildings and Improvements | Levins
Real Estate [Line Items]
Payments to acquire real estate	3,024,527
Buildings and Improvements | Chevron Gas Station, Roseville
Real Estate [Line Items]
Payments to acquire real estate	1,011,908
Buildings and Improvements | Island Pacific Supermarket
Real Estate [Line Items]
Payments to acquire real estate	1,883,330
Buildings and Improvements | Dollar General, Bakersfield
Real Estate [Line Items]
Payments to acquire real estate	3,800,256
Buildings and Improvements | Rite Aid
Real Estate [Line Items]
Payments to acquire real estate	2,902,365
Buildings and Improvements | PMI Preclinical
Real Estate [Line Items]
Payments to acquire real estate	4,897,677
Buildings and Improvements | EcoThrift
Real Estate [Line Items]
Payments to acquire real estate	3,249,509
Buildings and Improvements | GSA (MSHA)
Real Estate [Line Items]
Payments to acquire real estate	2,713,014
Buildings and Improvements | PreK San Antonio
Real Estate [Line Items]
Payments to acquire real estate	11,484,243
Buildings and Improvements | Dollar Tree
Real Estate [Line Items]
Payments to acquire real estate	1,160,538
Buildings and Improvements | Dinan Cars
Real Estate [Line Items]
Payments to acquire real estate	3,799,237
Buildings and Improvements | Solar Turbines
Real Estate [Line Items]
Payments to acquire real estate	4,649,281
Buildings and Improvements | Wood Group
Real Estate [Line Items]
Payments to acquire real estate	6,269,964
Buildings and Improvements | ITW Rippey
Real Estate [Line Items]
Payments to acquire real estate	6,283,198
Buildings and Improvements | Dollar General, Big Spring
Real Estate [Line Items]
Payments to acquire real estate	1,177,845
Buildings and Improvements | Gap
Real Estate [Line Items]
Payments to acquire real estate	6,301,522
Buildings and Improvements | L-3 Communications
Real Estate [Line Items]
Payments to acquire real estate	8,078,979
Buildings and Improvements | Sutter Health
Real Estate [Line Items]
Payments to acquire real estate	27,111,815
Buildings and Improvements | Walgreens
Real Estate [Line Items]
Payments to acquire real estate	3,391,012
Buildings and Improvements | Acquisitions, Excluding Taylor Fresh Foods
Real Estate [Line Items]
Payments to acquire real estate	103,457,958
Buildings and Improvements | Taylor Fresh Foods
Real Estate [Line Items]
Payments to acquire real estate	29,882,353
Tenant Origination and Absorption Costs
Real Estate [Line Items]
Payments to acquire real estate	9,548,791
Tenant Origination and Absorption Costs | Chevron Gas Station, San Jose
Real Estate [Line Items]
Payments to acquire real estate	145,577
Tenant Origination and Absorption Costs | Levins
Real Estate [Line Items]
Payments to acquire real estate	221,927
Tenant Origination and Absorption Costs | Chevron Gas Station, Roseville
Real Estate [Line Items]
Payments to acquire real estate	136,415
Tenant Origination and Absorption Costs | Island Pacific Supermarket
Real Estate [Line Items]
Payments to acquire real estate	197,495
Tenant Origination and Absorption Costs | Dollar General, Bakersfield
Real Estate [Line Items]
Payments to acquire real estate	261,630
Tenant Origination and Absorption Costs | Rite Aid
Real Estate [Line Items]
Payments to acquire real estate	420,441
Tenant Origination and Absorption Costs | PMI Preclinical
Real Estate [Line Items]
Payments to acquire real estate	408,225
Tenant Origination and Absorption Costs | EcoThrift
Real Estate [Line Items]
Payments to acquire real estate	273,846
Tenant Origination and Absorption Costs | GSA (MSHA)
Real Estate [Line Items]
Payments to acquire real estate	243,307
Tenant Origination and Absorption Costs | PreK San Antonio
Real Estate [Line Items]
Payments to acquire real estate	447,927
Tenant Origination and Absorption Costs | Dollar Tree
Real Estate [Line Items]
Payments to acquire real estate	73,298
Tenant Origination and Absorption Costs | Dinan Cars
Real Estate [Line Items]
Payments to acquire real estate	0
Tenant Origination and Absorption Costs | Solar Turbines
Real Estate [Line Items]
Payments to acquire real estate	284,026
Tenant Origination and Absorption Costs | Wood Group
Real Estate [Line Items]
Payments to acquire real estate	392,955
Tenant Origination and Absorption Costs | ITW Rippey
Real Estate [Line Items]
Payments to acquire real estate	304,387
Tenant Origination and Absorption Costs | Dollar General, Big Spring
Real Estate [Line Items]
Payments to acquire real estate	76,351
Tenant Origination and Absorption Costs | Gap
Real Estate [Line Items]
Payments to acquire real estate	360,377
Tenant Origination and Absorption Costs | L-3 Communications
Real Estate [Line Items]
Payments to acquire real estate	454,035
Tenant Origination and Absorption Costs | Sutter Health
Real Estate [Line Items]
Payments to acquire real estate	1,616,610
Tenant Origination and Absorption Costs | Walgreens
Real Estate [Line Items]
Payments to acquire real estate	335,945
Tenant Origination and Absorption Costs | Acquisitions, Excluding Taylor Fresh Foods
Real Estate [Line Items]
Payments to acquire real estate	6,654,774
Tenant Origination and Absorption Costs | Taylor Fresh Foods
Real Estate [Line Items]
Payments to acquire real estate	2,894,017
Above-Market Lease Intangibles
Real Estate [Line Items]
Payments to acquire real estate	764,531
Above-Market Lease Intangibles | Chevron Gas Station, San Jose
Real Estate [Line Items]
Payments to acquire real estate	41,739
Above-Market Lease Intangibles | Levins
Real Estate [Line Items]
Payments to acquire real estate	26,469
Above-Market Lease Intangibles | Chevron Gas Station, Roseville
Real Estate [Line Items]
Payments to acquire real estate	24,432
Above-Market Lease Intangibles | Island Pacific Supermarket
Real Estate [Line Items]
Payments to acquire real estate	0
Above-Market Lease Intangibles | Dollar General, Bakersfield
Real Estate [Line Items]
Payments to acquire real estate	0
Above-Market Lease Intangibles | Rite Aid
Real Estate [Line Items]
Payments to acquire real estate	186,297
Above-Market Lease Intangibles | PMI Preclinical
Real Estate [Line Items]
Payments to acquire real estate	115,036
Above-Market Lease Intangibles | EcoThrift
Real Estate [Line Items]
Payments to acquire real estate	0
Above-Market Lease Intangibles | GSA (MSHA)
Real Estate [Line Items]
Payments to acquire real estate	0
Above-Market Lease Intangibles | PreK San Antonio
Real Estate [Line Items]
Payments to acquire real estate	0
Above-Market Lease Intangibles | Dollar Tree
Real Estate [Line Items]
Payments to acquire real estate	10,180
Above-Market Lease Intangibles | Dinan Cars
Real Estate [Line Items]
Payments to acquire real estate	0
Above-Market Lease Intangibles | Solar Turbines
Real Estate [Line Items]
Payments to acquire real estate	0
Above-Market Lease Intangibles | Wood Group
Real Estate [Line Items]
Payments to acquire real estate	0
Above-Market Lease Intangibles | ITW Rippey
Real Estate [Line Items]
Payments to acquire real estate	0
Above-Market Lease Intangibles | Dollar General, Big Spring
Real Estate [Line Items]
Payments to acquire real estate	0
Above-Market Lease Intangibles | Gap
Real Estate [Line Items]
Payments to acquire real estate	0
Above-Market Lease Intangibles | L-3 Communications
Real Estate [Line Items]
Payments to acquire real estate	0
Above-Market Lease Intangibles | Sutter Health
Real Estate [Line Items]
Payments to acquire real estate	87,549
Above-Market Lease Intangibles | Walgreens
Real Estate [Line Items]
Payments to acquire real estate	272,829
Above-Market Lease Intangibles | Acquisitions, Excluding Taylor Fresh Foods
Real Estate [Line Items]
Payments to acquire real estate	764,531
Above-Market Lease Intangibles | Taylor Fresh Foods
Real Estate [Line Items]
Payments to acquire real estate	0
Below-Market Lease Intangibles
Real Estate [Line Items]
Payments to acquire below market lease intangibles	(12,642,722)
Below-Market Lease Intangibles | Chevron Gas Station, San Jose
Real Estate [Line Items]
Payments to acquire below market lease intangibles	0
Below-Market Lease Intangibles | Levins
Real Estate [Line Items]
Payments to acquire below market lease intangibles	0
Below-Market Lease Intangibles | Chevron Gas Station, Roseville
Real Estate [Line Items]
Payments to acquire below market lease intangibles	0
Below-Market Lease Intangibles | Island Pacific Supermarket
Real Estate [Line Items]
Payments to acquire below market lease intangibles	(76,351)
Below-Market Lease Intangibles | Dollar General, Bakersfield
Real Estate [Line Items]
Payments to acquire below market lease intangibles	(41,739)
Below-Market Lease Intangibles | Rite Aid
Real Estate [Line Items]
Payments to acquire below market lease intangibles	0
Below-Market Lease Intangibles | PMI Preclinical
Real Estate [Line Items]
Payments to acquire below market lease intangibles	0
Below-Market Lease Intangibles | EcoThrift
Real Estate [Line Items]
Payments to acquire below market lease intangibles	(388,882)
Below-Market Lease Intangibles | GSA (MSHA)
Real Estate [Line Items]
Payments to acquire below market lease intangibles	(101,802)
Below-Market Lease Intangibles | PreK San Antonio
Real Estate [Line Items]
Payments to acquire below market lease intangibles	(28,504)
Below-Market Lease Intangibles | Dollar Tree
Real Estate [Line Items]
Payments to acquire below market lease intangibles	0
Below-Market Lease Intangibles | Dinan Cars
Real Estate [Line Items]
Payments to acquire below market lease intangibles	0
Below-Market Lease Intangibles | Solar Turbines
Real Estate [Line Items]
Payments to acquire below market lease intangibles	(108,928)
Below-Market Lease Intangibles | Wood Group
Real Estate [Line Items]
Payments to acquire below market lease intangibles	0
Below-Market Lease Intangibles | ITW Rippey
Real Estate [Line Items]
Payments to acquire below market lease intangibles	0
Below-Market Lease Intangibles | Dollar General, Big Spring
Real Estate [Line Items]
Payments to acquire below market lease intangibles	(127,252)
Below-Market Lease Intangibles | Gap
Real Estate [Line Items]
Payments to acquire below market lease intangibles	(68,207)
Below-Market Lease Intangibles | L-3 Communications
Real Estate [Line Items]
Payments to acquire below market lease intangibles	(174,081)
Below-Market Lease Intangibles | Sutter Health
Real Estate [Line Items]
Payments to acquire below market lease intangibles	0
Below-Market Lease Intangibles | Walgreens
Real Estate [Line Items]
Payments to acquire below market lease intangibles	0
Below-Market Lease Intangibles | Acquisitions, Excluding Taylor Fresh Foods
Real Estate [Line Items]
Payments to acquire below market lease intangibles	(1,115,746)
Below-Market Lease Intangibles | Taylor Fresh Foods
Real Estate [Line Items]
Payments to acquire below market lease intangibles	(11,526,976)
Total
Real Estate [Line Items]
Payments to acquire real estate	176,660,507
Total | Chevron Gas Station, San Jose
Real Estate [Line Items]
Payments to acquire real estate	4,242,075
Total | Levins
Real Estate [Line Items]
Payments to acquire real estate	4,677,786
Total | Chevron Gas Station, Roseville
Real Estate [Line Items]
Payments to acquire real estate	3,809,418
Total | Island Pacific Supermarket
Real Estate [Line Items]
Payments to acquire real estate	2,681,455
Total | Dollar General, Bakersfield
Real Estate [Line Items]
Payments to acquire real estate	5,119,605
Total | Rite Aid
Real Estate [Line Items]
Payments to acquire real estate	7,448,827
Total | PMI Preclinical
Real Estate [Line Items]
Payments to acquire real estate	10,195,435
Total | EcoThrift
Real Estate [Line Items]
Payments to acquire real estate	5,435,190
Total | GSA (MSHA)
Real Estate [Line Items]
Payments to acquire real estate	3,253,581
Total | PreK San Antonio
Real Estate [Line Items]
Payments to acquire real estate	12,866,710
Total | Dollar Tree
Real Estate [Line Items]
Payments to acquire real estate	1,403,845
Total | Dinan Cars
Real Estate [Line Items]
Payments to acquire real estate	6,252,657
Total | Solar Turbines
Real Estate [Line Items]
Payments to acquire real estate	7,308,339
Total | Wood Group
Real Estate [Line Items]
Payments to acquire real estate	10,124,175
Total | ITW Rippey
Real Estate [Line Items]
Payments to acquire real estate	7,375,530
Total | Dollar General, Big Spring
Real Estate [Line Items]
Payments to acquire real estate	1,230,782
Total | Gap
Real Estate [Line Items]
Payments to acquire real estate	8,670,446
Total | L-3 Communications
Real Estate [Line Items]
Payments to acquire real estate	11,911,811
Total | Sutter Health
Real Estate [Line Items]
Payments to acquire real estate	31,259,214
Total | Walgreens
Real Estate [Line Items]
Payments to acquire real estate	5,832,216
Total | Acquisitions, Excluding Taylor Fresh Foods
Real Estate [Line Items]
Payments to acquire real estate	151,099,097
Total | Taylor Fresh Foods
Real Estate [Line Items]
Payments to acquire real estate	$ 25,561,410